Plan Description (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) mutual_fund common_collective_trust_fund	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Primary residence, borrowing term	10 years
EBP 001
EBP, Description of Plan [Line Items]
Maximum deferment of annual compensation	50.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, previous period	12 months
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Basis spread on variable rate	1.00%
Forfeited nonvested accounts	$ 72	$ 95,102
Forfeited nonvested account, decrease from payment of plan expenses	214,545
Forfeited nonvested accounts, increase from participant forfeiture	116,467
Gain in forfeiture account balance	$ 3,048
Number of mutual funds | mutual_fund	12
Number of common collective trust funds | common_collective_trust_fund	18
EBP 001 | Prior to September 30, 2016
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting period, partial vesting	2 years
Vesting period, full vesting	6 years
EBP 001 | Effective September 30, 2016
EBP, Description of Plan [Line Items]
Vesting percentage	33.00%
Vesting period, partial vesting	1 year
Vesting period, full vesting	3 years
EBP 001 | Effective January 1, 2019
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
EBP 001 | Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%
EBP 001 | Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%